Intangible Assets Other Than Goodwill - Additional Details (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016
Intangible asset	$ 123,370		$ 123,370		$ 126,815
Amortization of intangible assets	(1,725)	$ (2,922)	(3,445)
Amortization of intangible assets				$ 1,546
Payments for construction in progress			25,972	$ 44,628
Favorable lease terms
Intangible asset	1,180		1,180		1,180
Acquisition cost					70,937
Accumulated amortization					57,930
Gain / (loss) resulting from favorable or unfavorable lease terms written off					13,007
Unfavorable lease terms
Unfavorable lease terms	$ 0		0		0
Acquisition cost					24,721
Accumulated amortization					17,406
Gain / (loss) resulting from favorable or unfavorable lease terms written off					$ 7,315
Navios Logistics | Expansion of dry port facility
Payments for construction in progress			$ 17,000